		Asset-Based Finance Fund					July 31, 2026

Consolidated Schedule of Investments (Unaudited)
(in thousands, except share data)

Issuer		Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Loan Investments - 27.05%

Air Freight & Logistics - 0.09%
CSafe Global		Revolver 1L 03/24	SOFR + 5.75%	3/8/2029	USD	36	$21	(b) (f)
CSafe Global		TL 1L 03/24	SONIA + 5.75%	12/14/2028	GBP	48	64	(b)
CSafe Global		TL 1L 03/24 Incremental	SOFR + 5.75%	3/8/2030	USD	342	342	(b)
CSafe Global		TL 1L DD 03/24	SOFR + 5.75%	12/14/2028	USD	14	14	(b)

Application Software - 0.04%
Granicus Inc		Revolver 1L 01/24	SOFR + 5.25%	1/17/2031	USD	23	1	(b) (f)
Granicus Inc		TL 1L 01/24	2.25% PIK, SOFR + 3.50%	1/17/2031	USD	168	168	(b) (c)
Granicus Inc		TL 1L DD 01/24	2.25% PIK, SOFR + 3.50%	1/17/2031	USD	25	25	(b) (c)

Aviation Lending - 5%
Bond Aviation Holdings LLC		TL 1L DD 10/25	9.00%	10/20/2033	USD	3,986	496	(b) (f) (j)
Bond Aviation Holdings LLC		TL 1L DD 10/25	9.00%	10/9/2033	USD	14,999	10,253	(b) (f)
Philippine Airlines 777		TL 1L DD 07/25	6.51%	10/26/2027	USD	3,431	2,048	(b) (f)
Philippine Airlines 777		TL 1L DD 07/25	6.50%	12/11/2027	USD	3,409	2,023	(b) (f)
Setna SPV I		TL 1L DD 10/25	5.86%	12/2/2031	USD	7,865	7,612	(b) (f)
Vietjet Aviation JSC		TL 1L DD 03/25	9.36%	3/28/2037	USD	2,253	2,232	(b)

Broadcasting - 0.06%
SCRIPPS SPV LLC (FKA EW Scripps Co/The)		Revolver 1L 04/25	SOFR + 6.25%	3/31/2028	USD	381	293	(b) (f)

Commodity Chemicals - 0.3%
SI Group Inc		TL 1L 12/25	5.00% PIK, SOFR + 1.00%	12/23/2030	USD	1,461	1,461	(b) (c)

Construction & Engineering - 1.51%
Fortna AR LLC (FKA Fortna Group Inc)		Revolver 1L 01/25	SOFR + 4.75%	6/1/2029	USD	513	513	(b)
Wood Group Receivables LLC (FKA John Wood Group PLC)		Revolver 1L 09/25	SOFR + 5.50%	10/31/2028	USD	14,363	6,944	(b) (f)

Construction Machinery & Heavy Transportation Equipment - 1.29%
Accuride Corp		TL 1L 03/25		3/7/2030	USD	3,446	6,209	(b) (c) (d)
Shaw Development LLC		TL 1L 10/23	SOFR + 6.00%	10/30/2029	USD	142	142	(b)

Diversified Support Services - 2.14%
Apex Service Partners LLC		DDTL 1L 09/24	SOFR + 5.00%	10/24/2030	USD	77	77	(b)
Apex Service Partners LLC		Revolver 1L 09/24	SOFR + 5.00%	10/24/2029	USD	26	7	(b) (f)
Apex Service Partners LLC		TL 1L 09/24	SOFR + 5.00%	10/24/2030	USD	297	297	(b)
Apex Service Partners LLC		TL Unsec 10/23 PIK	14.25% PIK	4/23/2031	USD	95	96	(b) (c)
Apex Service Partners LLC		TL Unsec DD 10/23 PIK	14.25% PIK	4/23/2031	USD	46	47	(b) (c)
Likewize Corp		Revolver 1L 05/26	SOFR + 5.00%	5/25/2029	USD	17,859	9,844	(b) (f)
Service Express Inc		Revolver 1L 12/25	SOFR + 4.50%	12/23/2032	USD	27	1	(b) (f)
Service Express Inc		TL 1L A 12/25	SOFR + 4.25%	12/23/2032	USD	205	205	(b)
Service Express Inc		TL 1L DD 12/25	SOFR + 4.50%	12/23/2032	USD	37	—	(b) (f)

Environmental & Facilities Services - 0.32%
48Forty Solutions LLC		Revolver 1L 01/26	SOFR + 4.75%	1/14/2031	USD	264	—	(b) (f)
48Forty Solutions LLC		TL 01/26 (Second Out)	SOFR + 5.00%	1/14/2031	USD	29	29	(b)
48Forty Solutions LLC		TL 1L 01/26 (3rd Out)	SOFR + 5.25%	1/14/2031	USD	880	880	(b)
48Forty Solutions LLC		TL 1L 01/26 (Second Out)	SOFR + 5.00%	1/14/2031	USD	660	660	(b)
48Forty Solutions LLC		TL 1L DD 01/26	SOFR + 4.75%	1/14/2031	USD	66	—	(b) (f)

Health Care Equipment - 0.06%
Zeus Industrial Products Inc		Revolver 1L 02/24	SOFR + 5.40%	2/28/2030	USD	36	3	(b) (f)
Zeus Industrial Products Inc		TL 1L 02/24	SOFR + 5.40%	2/28/2031	USD	259	247	(b)
Zeus Industrial Products Inc		TL 1L DD 02/24	SOFR + 5.40%	2/28/2031	USD	24	23	(b)

Health Care Services - 0.62%
Affordable Care Inc		TL 1L 04/26	3.13% PIK, SOFR + 3.13%	6/29/2031	USD	417	417	(b) (c)
Affordable Care Inc		TL 1L 06/26	SOFR + 5.50%	6/29/2031	USD	160	160	(b)
AVE Holdings I Corp		Revolver 1L 02/22	SOFR + 5.50%	2/25/2028	USD	197	(21)	(b) (f)
AVE Holdings I Corp		TL 1L 02/22	SOFR + 5.50%	2/25/2028	USD	1,123	1,005	(b)
AVE Holdings I Corp		TL 1L DD 02/22	SOFR + 5.50%	2/25/2028	USD	68	61	(b)
AVE Holdings I Corp		TL 1L DD 11/22	SOFR + 5.50%	2/25/2028	USD	520	466	(b)
Dental365 LLC		Revolver 1L 05/24	SOFR + 5.00%	5/5/2028	USD	32	—	(b) (f)
Dental365 LLC		TL 1L 05/24	SOFR + 5.00%	8/5/2028	USD	86	86	(b)
Dental365 LLC		TL 1L DD 05/24	SOFR + 5.00%	8/7/2028	USD	85	85	(b)
Dental365 LLC		TL 1L DD 05/24	SOFR + 5.00%	8/5/2028	USD	47	47	(b)
MB2 Dental Solutions LLC		Revolver 1L 02/24	SOFR + 5.50%	2/13/2031	USD	21	2	(b) (f)
MB2 Dental Solutions LLC		TL 1L DD 1 02/24	SOFR + 5.50%	2/13/2031	USD	62	61	(b)
MB2 Dental Solutions LLC		TL 1L DD 2 02/24	SOFR + 5.50%	2/13/2031	USD	43	43	(b)
MB2 Dental Solutions LLC		TL Mezz 10/24 PIK	14.50% PIK	8/13/2031	USD	646	638	(b) (c)

Human Resource & Employment Services - 0.41%
SIRVA Worldwide Inc		TL 1L 08/24	SOFR + 8.00%	2/20/2029	USD	269	269	(b)
SIRVA Worldwide Inc		TL 1L 08/24	5.00% PIK, SOFR + 3.00%	8/20/2029	USD	1,195	762	(b) (c)
SIRVA Worldwide Inc		TL 1L DD 08/24	SOFR + 8.00%	2/20/2029	USD	1,008	1,008	(b)

Industrial Machinery & Supplies & Components - 0.39%
Time Manufacturing Co		Revolver 1L 12/21	SOFR + 6.50%	12/1/2027	USD	154	134	(b)
Time Manufacturing Co		TL 1L 06/22	EURIBOR + 6.50%	12/1/2027	EUR	371	375	(b)
Time Manufacturing Co		TL 1L 12/21	SOFR + 6.50%	12/1/2027	USD	917	803	(b)
Time Manufacturing Co		TL 1L 12/21	EURIBOR + 6.50%	12/1/2027	EUR	591	598	(b)

Insurance Brokers - 0.67%
Integrity Marketing Group LLC		TL 1L 08/24	SOFR + 5.00%	8/25/2028	USD	3,293	3,293	(b)

IT Consulting & Other Services - 0.46%
3Pillar Global Inc		Revolver 1L 11/21	SOFR + 6.00%	11/23/2026	USD	186	132	(b) (f)
3Pillar Global Inc		TL 1L 11/21	SOFR + 6.00%	11/23/2027	USD	1,868	1,615	(b)
3Pillar Global Inc		TL 1L DD 11/21	SOFR + 6.00%	11/23/2027	USD	601	520	(b)

Movies & Entertainment - 1.96%
Cast & Crew LLC		Revolver 1L 04/26	SOFR + 4.75%	12/31/2028	USD	14,309	9,658	(b) (f)

Other Residential Assets - 0.2%
Opendoor Labs Inc		TL DD 02/25	12.50%	2/25/2029	USD	991	1,002	(b)

Pharmaceuticals - 0.37%
iNova Pharmaceuticals (Australia) Pty Limited		TL 1L B 11/24	BBSY + 4.75%	11/15/2031	AUD	1,303	920	(b)
iNova Pharmaceuticals (Australia) Pty Limited		TL 1L DD C 11/24	BBSY + 4.75%	11/15/2031	AUD	149	—	(b) (f)
Laboratoires Vivacy SAS		TL 1L B 03/23	EURIBOR + 6.70%	3/20/2030	EUR	821	911	(b) (c)
Laboratoires Vivacy SAS		TL 1L DD 03/23	EURIBOR + 6.70%	3/20/2030	EUR	63	9	(b) (f)

Property & Casualty Insurance - 0.4%
Alacrity Solutions Group LLC		Revolver 1L 02/25	SOFR + 5.25%	2/28/2030	USD	507	—	(b) (f)
Alacrity Solutions Group LLC		TL 1L 02/25	SOFR + 5.25%	2/28/2030	USD	1,105	1,105	(b) (c)
Alacrity Solutions Group LLC		TL 1L DD 02/25	SOFR + 5.25%	2/28/2030	USD	674	—	(b) (f)
Alacrity Solutions Group LLC		TL Mezz 02/25		2/28/2030	USD	1,175	876	(b) (c) (d)

Rooftop Solar Lease - 2.2%
Sunrun Charis Portfolio 2023 LLC		TL 1L 07/23	6.93%	7/30/2053	USD	4,977	5,027	(b)
Sunrun Romulus Portfolio 2024 LLC		TL 1L 02/24	6.48%	1/31/2054	USD	5,847	5,806	(b)

Single Family Rental - 2.43%
Avenue One PropCo		TL Unsec DD 03/24	1.00% PIK	3/15/2034	USD	8,798	8,798	(b) (c)
Pretium Partners LLC P2		TL 1L 12/21	11.00%	12/16/2029	USD	3,271	3,205	(b)

Small Business Loans - 0.02%
BHG FUNDING 05 LLC		TL 1L DD 11/22	SOFR + 3.93%	11/8/2027	USD	110	111	(b) (g)

Soft Drinks & Non-alcoholic Beverages - 0.37%
TPSI Receivables LLC (Tropicana Products Inc)		Revolver 1L 02/25	SOFR + 4.75%	1/24/2029	USD	5,129	1,828	(b) (f)

Specialized Consumer Services - 0.26%
Sotheby's		Revolver 1L 02/26	SOFR + 4.75%	2/2/2029	USD	9,030	903	(b) (f)
Spotless Brands LLC		TL 1L 02/23	SOFR + 5.75%	7/25/2028	USD	151	151	(b)
Spotless Brands LLC		TL 1L DD 02/23	SOFR + 5.75%	7/25/2028	USD	230	230	(b)

Specialty Chemicals - 3.44%
VIB Trade Receivables DAC (FKA Vibrantz Technologies Inc)		Revolver 1L 12/25	SOFR + 4.75%	4/23/2029	USD	19,933	16,950	(b) (f)

Student Loans - 0.2%
Discover Financial Services		TL 1L DD 09/24	15.00%	9/6/2034	USD	726	726	(b) (j)
Sallie Mae Levered		Revolver B 11/25	SOFR + 2.75%	11/22/2032	USD	252	239	(b) (f)

Systems Software - 0.65%
Civica Group Ltd		TL 1L 08/23	BBSW + 5.50%	8/30/2030	AUD	12	8	(b)
Civica Group Ltd		TL 1L 08/23	SONIA + 5.50%	8/30/2030	GBP	222	288	(b)
Civica Group Ltd		TL 1L DD 08/23	SONIA + 5.50%	8/30/2030	GBP	94	54	(b) (f)
Precisely Software Inc		TL 2L 03/21	SOFR + 7.25%	4/23/2029	USD	4,439	2,848

Unsecured Consumer - 1.19%
BHG Funding 09 Trust		TL 03/26 Tranche 1 Class A	4.76%	3/17/2036	USD	1,037	1,020	(b)
BHG Funding 09 Trust		TL 03/26 Tranche 1 Class B	5.63%	3/17/2036	USD	445	438	(b)
BHG Funding 09 Trust		TL 03/26 Tranche 1 Class C	5.99%	3/17/2036	USD	100	98	(b)
BHG Funding 09 Trust		TL 03/26 Tranche 1 Class D	6.34%	3/17/2036	USD	306	301	(b)
BHG Funding 09 Trust		TL 03/26 Tranche 1 Class E	6.83%	3/17/2036	USD	512	503	(b)
BHG Funding 09 Trust		TL 03/26 Tranche 1 Class F	8.39%	3/17/2036	USD	191	188	(b)
BHG Funding 09 Trust		TL 1L 07/26 Class A	5.22%	7/17/2036	USD	1,240	1,240	(b)
BHG Funding 09 Trust		TL 1L 07/26 Class B	6.09%	7/17/2036	USD	701	701	(b)
BHG Funding 09 Trust		TL 1L 07/26 Class C	6.45%	7/17/2036	USD	431	431	(b)
BHG Funding 09 Trust		TL 1L 07/26 Class D	6.80%	7/17/2036	USD	72	72	(b)
BHG Funding 09 Trust		TL 1L 07/26 Class E	7.29%	7/17/2036	USD	252	252	(b)
BHG Funding 09 Trust		TL 1L 07/26 Class F	8.74%	7/17/2036	USD	647	647	(b)
TOTAL LOAN INVESTMENTS (Amortized cost $136,542)							$133,380

High Yield Securities - 6.28%

Auto Loan - 0.2%
Global Lending Services LLC		12.500% 02/2033		2/5/2033	USD	140	$140	(b) (c) (j)
Global Lending Services LLC		12.500% 02/2034		2/5/2034	USD	147	147	(b) (j)
Global Lending Services LLC		12.500% 05/2033		5/5/2033	USD	84	84	(b) (j)
Global Lending Services LLC		12.500% 05/2034		5/5/2034	USD	53	53	(b) (j)
Global Lending Services LLC		12.500% 08/2033		8/5/2033	USD	81	81	(b) (j)
Global Lending Services LLC		12.500% 11/2033		11/5/2033	USD	140	140	(b) (j)
Global Lending Services LLC		12.500% 12/2032		12/31/2032	USD	28	28	(b) (c) (j)
Vehicle Secured Funding Trust		15.000% 01/2046		1/25/2046	USD	301	301	(b) (c)

Containers - 0.17%
Galaxy Container		13.600% 04/2034		4/14/2034	USD	426	426	(b) (c) (j)
Galaxy Container		13.600% 06/2034		6/3/2034	USD	261	261	(b) (c) (j)
Galaxy Container		8.600% 01/2034		1/22/2034	USD	134	134	(b) (c) (j)

Credit Cards - 4.47%
Newday Group Jersey Ltd		12.750% 08/2036		8/26/2036	GBP	16,327	22,022	(b) (c) (j)

Health Care Services - 0.08%
Affordable Care Inc		10.000% 06/2032		6/30/2032	USD	371	371	(b) (c)

Student Loans - 1.38%
Sallie Mae Levered		13.000% 01/2034		1/27/2034	USD	2,861	2,861	(b)
Sallie Mae Levered		13.000% 03/2034		3/26/2034	USD	367	367	(b)
Sallie Mae Levered		13.000% 03/2034		3/11/2034	USD	769	769	(b)
Sallie Mae Levered		13.000% 04/2034		4/21/2034	USD	784	784	(b) (c)
Sallie Mae Levered		13.000% 07/2034		7/21/2034	USD	327	327	(b) (e)
Sallie Mae Levered		13.000% 11/2033		11/26/2033	USD	1,690	1,690	(b) (j)
TOTAL HIGH YIELD SECURITIES (Amortized cost $30,746)							$30,986

Collateralized Loan Obligations - 14.14%

Specialized Finance - 14.14%
AB BSL CLO 1 Ltd		ABBSL 2020-1A ER2	SOFR + 6.45%	10/15/2038	USD	667	$666	(b) (e)
AB BSL CLO 7 Ltd		ABBSL 2025-7A E	SOFR + 5.60%	1/15/2039	USD	359	356	(b) (e)
AGL CLO 12 Ltd		AGL 2021-12A ER	SOFR + 6.35%	10/20/2038	USD	709	693	(b) (e)
AGL CLO 7 Ltd		AGL 2020-7A ER2	SOFR + 5.75%	10/15/2038	USD	1,264	1,225	(b) (e)
AGL Core CLO 2 Ltd		AGL 2019-2AR ER2	SOFR + 6.44%	7/20/2039	USD	752	753	(b) (e)
AMMC CLO 26 Ltd		AMMC 2023-26A ER	SOFR + 6.50%	4/15/2036	USD	500	504	(b) (e)
Anchorage Capital Clo 11 Ltd		ANCHC 2019-11A ER2	SOFR + 7.33%	7/22/2037	USD	356	356	(b) (e)
Apna Park Clo DAC		APNAP 1A F	EURIBOR + 7.90%	12/15/2038	EUR	979	1,098	(b) (e)
ARES Loan Funding III Ltd		ARES 2022-ALF3A ER2	SOFR + 6.52%	4/25/2039	USD	743	761	(b) (e)
Ares LVII CLO Ltd		ARES 2020-57A ER2	SOFR + 5.50%	10/25/2038	USD	572	574	(b) (e)
Ares XLIX CLO Ltd		ARES 2018-49A ER	SOFR + 6.50%	10/22/2036	USD	945	905	(b) (e)
Bain Capital CLO 2026-1		BCC 2026-1A E	SOFR + 4.75%	4/26/2039	USD	456	452	(b) (e)
Bain Capital Credit CLO 2023-1 Ltd		BCC 2023-1A ER	SOFR + 6.25%	7/16/2038	USD	918	911	(b) (e)
Bain Capital Credit CLO 2024-2 Ltd		BCC 2024-2AR ER	SOFR + 7.17%	7/15/2039	USD	500	500	(b) (e)
Bain Capital Euro CLO 2024-1 DAC		BCCE 2024-1A FR	EURIBOR + 8.22%	10/24/2039	EUR	1,500	1,695	(b) (e)
Barings CLO Ltd 2024-I		BABSN 2024-1A ER	SOFR + 6.19%	1/20/2039	USD	336	341	(b) (e)
Bayard Park CLO Ltd		BYRDPK 2025-1A E	SOFR + 6.35%	7/24/2038	USD	921	935	(b) (e)
Bbam European Clo VIII DAC		BBAME 8A F	EURIBOR + 8.50%	1/26/2040	EUR	473	542	(b) (e)
Capital Four CLO VIII DAC		CFOUR 8A F	EURIBOR + 8.47%	10/25/2037	EUR	450	512	(b) (e)
Carlyle Euro CLO 2024-1 DAC		CGMSE 2024-1A ER	EURIBOR + 8.70%	1/15/2039	EUR	793	880	(b) (e)
Carlyle US CLO 2024-2 Ltd		CGMS 2024-2A ER	SOFR + 6.50%	4/25/2039	USD	365	358	(b) (e)
CarVal CLO IV Ltd		CARVL 2021-1A ER	SOFR + 6.60%	3/31/2038	USD	917	921	(b) (e)
CarVal CLO VC Ltd		CARVL 2021-2AR ER	SOFR + 6.93%	7/15/2039	USD	249	249	(b) (e)
CarVal CLO VI-C Ltd		CARVL 2022-1A ER	SOFR + 6.10%	3/21/2038	USD	875	869	(b) (e)
CarVal CLO X		CARVL 2024-2A E	SOFR + 6.15%	7/20/2037	USD	873	881	(b) (e)
Carval Clo XII-C Ltd		CARVL 2025-1A E	SOFR + 5.90%	7/20/2038	USD	985	995	(b) (e)
CBAM 2018-5 Ltd		CBAM 2018-5A ER	SOFR + 5.80%	10/17/2038	USD	1,825	1,823	(b) (e)
CBAMR 2017-2 Ltd		CBAMR 2017-2A ERR	SOFR + 5.68%	4/17/2039	USD	385	377	(b) (e)
CBAMR 2017-4 Ltd		CBAMR 2017-4A ER	SOFR + 6.00%	3/31/2038	USD	651	654	(b) (e)
Cedar Funding XVIII CLO Ltd		CEDF 2024-18A E	SOFR + 6.65%	4/23/2037	USD	918	931	(b) (e)
Clonmore Park CLO DAC		CLONP 1A ER	EURIBOR + 6.82%	8/21/2035	EUR	406	474	(b) (e)
CVC Cordatus Loan Fund IX DAC		CORDA 9AR FRR	EURIBOR + 8.42%	5/20/2040	EUR	403	465	(b) (e)
CVC Cordatus Loan Fund XXXVIII DAC		CORDA 38A F	EURIBOR + 8.57%	7/15/2040	EUR	458	528	(b) (e)
Dryden 108 CLO Ltd		DRSLF 2022-108AR ER2	SOFR + 7.40%	7/18/2037	USD	397	397	(b) (e)
Dryden 90 Clo Ltd		DRSLF 2021-90A ER	SOFR + 5.90%	11/15/2038	USD	939	946	(b) (e)
Dryden 97 CLO Ltd		DRSLF 2022-97A ER	SOFR + 6.15%	10/20/2038	USD	334	336	(b) (e)
Empower CLO 2023-2 Ltd		EMPWR 2023-2A ER	SOFR + 5.60%	10/15/2038	USD	214	209	(b) (e)
Fort Greene Park CLO LLC		FTGPK 2025-2A ER	SOFR + 4.40%	4/22/2034	USD	867	772	(b) (e)
Galaxy XXII CLO Ltd		GALXY 2016-22A ER4	SOFR + 6.50%	4/16/2034	USD	421	408	(b) (e)
Harvest CLO XLI DAC		HARVT 41A F	EURIBOR + 8.58%	7/15/2039	EUR	600	685	(b) (e)
Harvest Clo Xxxix DAC		HARVT 39A F	EURIBOR + 8.40%	4/15/2039	EUR	936	1,081	(b) (e)
Harvest CLO XXXVI DAC		HARVT 36A F	EURIBOR + 8.24%	7/15/2038	EUR	800	916	(b) (e)
Harvest CLO XXXVII DAC		HARVT 37A F	EURIBOR + 8.07%	1/15/2039	EUR	533	602	(b) (e)
Harvest US CLO 2026-1 Ltd		HARUS 2026-1A E	SOFR + 5.25%	4/20/2039	USD	739	742	(b) (e)
ICG US CLO 2022-1i Ltd		ICG 2022-1A ER	SOFR + 6.55%	10/20/2038	USD	516	516	(b) (e)
ICG US CLO 2024-1 Ltd		ICG 2024-1AR ER	SOFR + 6.30%	3/31/2039	USD	748	749	(b) (e)
ICG US CLO 2026-1 Ltd		ICG 2026-1 E	SOFR + 5.75%	3/30/2039	USD	155	155	(b) (e)
Invesco US CLO 2025-1 LTD		INVCO 2025-1A E	SOFR + 6.00%	7/15/2038	USD	656	650	(b) (e)
Jamestown CLO XII Ltd		JTWN 2019-1A ERR	SOFR + 6.85%	3/20/2038	USD	1,181	1,180	(b) (e)
Jubilee Clo 2026-XXXIII DAC		JUBIL 2026-33A F	EURIBOR + 8.82%	10/15/2040	EUR	500	577	(b) (e)
Kennedy Lewis CLO 12 Ltd		GNRT 2023-12A ER	SOFR + 6.40%	7/20/2038	USD	2,045	2,060	(b) (e)
Kennedy Lewis Clo 13 Ltd		KLLM 2023-13A ER	SOFR + 6.75%	1/20/2038	USD	375	376	(b) (e)
Kennedy Lewis CLO 15 Ltd		KLLM 2024-15A E	SOFR + 6.70%	7/20/2037	USD	905	903	(b) (e)
Kennedy Lewis CLO 18 Ltd		KLLM 2024-18A E	SOFR + 6.00%	1/20/2038	USD	681	674	(b) (e)
Madison Park Funding XLIX Ltd		MDPK 2021-49A ER	SOFR + 4.60%	10/19/2034	USD	1,658	1,328	(b) (e)
Madison Park Funding XXXV Ltd		MDPK 2019-35A ER2	SOFR + 6.00%	2/13/2039	USD	1,002	968	(b) (e)
MidOcean Credit CLO XII Ltd		MIDO 2023-12A ERR	SOFR + 6.50%	7/18/2038	USD	560	546	(b) (e)
Newbridge Park CLO DAC		NEWBR 1A F	EURIBOR + 7.60%	4/15/2040	EUR	480	548	(b) (e)
Northwoods Capital 20 Ltd		WOODS 2019-20A ER2	SOFR + 6.88%	10/25/2038	USD	531	494	(b) (e)
Oaktree CLO 2021-2 Ltd		OAKCL 2021-2A ER	SOFR + 4.50%	1/15/2035	USD	1,504	1,388	(b) (e)
OCP Euro Clo 2025-14 DAC		OCPE 2025-14A F	EURIBOR + 8.08%	10/26/2038	EUR	400	457	(b) (e)
Octagon 55 Ltd		OCT55 2021-1A ER	SOFR + 6.00%	3/20/2038	USD	729	726	(b) (e)
Octagon Investment Partners 38 Ltd		OCT38 2018-1A DR	SOFR + 7.25%	10/20/2037	USD	910	921	(b) (e)
Octagon Investment Partners 43 Ltd		OCT43 2019-1A ER	SOFR + 6.35%	10/15/2038	USD	918	927	(b) (e)
Orion CLO 2024-3 Ltd		ANTOR 2024-3AR ER	SOFR + 6.43%	7/25/2039	USD	438	438	(b) (e)
Palmer Square European CLO 2023-2 DAC		PLMER 2023-2A FR	EURIBOR + 8.40%	10/15/2038	EUR	368	423	(b) (e)
Penta CLO 11 DAC		PENTA 2022-11A FRR	EURIBOR + 8.00%	1/15/2039	EUR	557	640	(b) (e)
Penta CLO 15 DAC		PENTA 2023-15A FR	EURIBOR + 8.50%	10/15/2038	EUR	484	559	(b) (e)
PGGLF 2 Assetco EUR 1 DAC		PENTA 2022-12A FRR	EURIBOR + 8.50%	11/9/2038	EUR	532	615	(b) (e)
Post CLO 2021-1 LTD		POST 2021-1A ER	SOFR + 5.70%	10/15/2034	USD	1,515	1,463	(b) (e)
Regatta Funding Ltd		REG17 2020-1A E1R	SOFR + 6.50%	10/15/2037	USD	216	212	(b) (e)
Regatta XVI Funding Ltd		REG16 2019-2A ER2	SOFR + 5.65%	4/15/2039	USD	326	315	(b) (e)
Regatta XXII Funding Ltd		REG22 2022-2A ER2	SOFR + 5.75%	1/15/2039	USD	434	424	(b) (e)
RR 14 Ltd		RRAM 2021-14A D	SOFR + 6.41%	4/15/2036	USD	922	856	(b) (e)
Sandstone Peak Ltd		SAND 2021-1A ER2	SOFR + 7.31%	4/15/2038	USD	901	904	(b) (e)
Sixth Street CLO XII Ltd		SIXST 2018-12A ER2	SOFR + 5.05%	1/17/2039	USD	325	322	(b) (e)
Symphony CLO 42 Ltd		SYMP 2024-42A ER	SOFR + 6.45%	4/17/2037	USD	315	312	(b) (e)
Symphony CLO XVIII Ltd		SYMP 2016-18A ER4	SOFR + 5.85%	10/23/2037	USD	1,022	1,005	(b) (e)
Symphony CLO XXIX Ltd		SYMP 2021-29A ER	SOFR + 5.80%	10/15/2035	USD	856	827	(b) (e)
TCW CLO 2022-1 Ltd		TCW 2022-1A DJR	SOFR + 4.28%	1/20/2038	USD	629	621	(b) (e)
TCW CLO 2025-2 Ltd		TCW 2025-2A E	SOFR + 6.25%	1/15/2039	USD	382	381	(b) (e)
Trimaran CAVU 2019-2 Ltd		CAVU 2019-2A ER	SOFR + 6.25%	3/18/2038	USD	2,546	2,571	(b) (e)
Trinitas CLO X Ltd		TRNTE 10A F	EURIBOR + 7.90%	11/15/2038	EUR	369	422	(b) (e)
Trinitas CLO XXII Ltd		TRNTS 2023-22A ER	SOFR + 6.00%	3/20/2038	USD	637	625	(b) (e)
Trinitas CLO XXVI Ltd		TRNTS 2023-26A ER	SOFR + 6.75%	7/20/2038	USD	934	943	(b) (e)
Trinitas CLO XXVII LTD		TRNTS 2024-27A ER	SOFR + 6.59%	4/18/2039	USD	262	266	(b) (e)
Valley Stream Park CLO LTD		VYSPK 2022-1A E1RR	SOFR + 5.25%	1/20/2037	USD	910	828	(b) (e)
Voya CLO 2017-3 Ltd		VOYA 2017-3A DRR	SOFR + 5.80%	4/20/2034	USD	2,241	2,169	(b) (e)
Voya CLO 2019-4 Ltd		VOYA 2019-4A ER	SOFR + 6.97%	1/15/2035	USD	475	464	(b) (e)
Voya CLO 2022-1 Ltd		VOYA 2022-1A ER	SOFR + 6.90%	4/20/2035	USD	791	782	(b) (e)
Wilton Park CLO DAC		WILPA 1A FR	EURIBOR + 8.40%	7/15/2038	EUR	1,500	1,629	(b) (e)
Wind River 2023-1 CLO Ltd		WINDR 2023-1A ER	SOFR + 6.75%	7/25/2038	USD	369	371	(b) (e)
Wind River 2024-1 CLO Ltd		WINDR 2024-1A E	SOFR + 7.25%	4/20/2037	USD	914	918	(b) (e)
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Amortized cost $70,432)							$69,726

Asset-Backed Securities - 37.49%

Auto Loan - 8.2%
Carvana Auto Receivables Trust 2022-P1		CRVNA 2022-P1 R	9.24%	1/10/2029	USD	44	$9,987	(b) (e)
Consumer Portfolio Services Auto Trust 2025-D		CPS 2025-D E	7.69%	5/16/2033	USD	5,000	5,051	(e)
CPS Auto Receivables Trust 2026-B		CPS 2026-B E	7.14%	11/15/2033	USD	3,500	3,458	(e)
CPS Auto Receivables Trust 2026-C		CPS 2026-C E	7.65%	2/15/2034	USD	12,000	12,050	(e)
CPS Auto Securitization Trust 2026-1		CPS 2026-1 A	8.75%	5/17/2033	USD	10,083	9,891	(b) (e)

Data Center - 1.63%
Centersquare Issuer LLC		CNSQ 2025-4A A2	5.20%	8/25/2055	USD	8,698	8,048	(e)

Home Equity Investments - 8.78%
HTAP Issuer Trust 2025-2		HTAP 2025-2 A	6.50%	6/25/2043	USD	4,593	4,540	(e)
HTAP Issuer Trust 2025-2		HTAP 2025-2 B	8.00%	6/25/2043	USD	829	802	(e)
HTAP Issuer Trust 2025-3		HTAP 2025-3 A	6.00%	11/25/2043	USD	15,469	15,105	(e)
HTAP Issuer Trust 2025-3		HTAP 2025-3 B	7.50%	11/25/2043	USD	538	507	(e)
Unison Trust 2025-1		UNSN 2025-1 A	6.00%	7/25/2055	USD	7,282	6,834	(e)
Unlock HEA Trust 2025-3		UNLOK 2025-3 A	5.75%	12/25/2041	USD	12,636	12,328	(e)
Unlock HEA Trust 2025-3		UNLOK 2025-3 B	7.25%	12/25/2041	USD	3,307	3,164	(e)

Insurance - 1.19%
MEMIC Insurance		MEMIC Surplus Note	9.00%	12/4/2045	USD	5,874	5,875	(b) (e)

Investor Loans - 3.55%
Morgan Stanley Residential Mortgage Loan Trust 2025-DSC3		MSRM 2025-DSC3 AIOS	0.33%	9/25/2070	USD	66,734	334	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-DSC3		MSRM 2025-DSC3 B1	6.43%	9/25/2070	USD	1,994	1,980	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-DSC3		MSRM 2025-DSC3 B2	7.23%	9/25/2070	USD	2,285	2,261	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-DSC3		MSRM 2025-DSC3 B3	7.23%	9/25/2070	USD	1,160	1,081	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-DSC3		MSRM 2025-DSC3 XS	2.04%	9/25/2070	USD	66,734	3,644	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2026-DSC1		MSRM 2026-DSC1 AIOS	0.32%	1/25/2071	USD	63,084	353	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2026-DSC1		MSRM 2026-DSC1 B1	6.53%	1/25/2071	USD	1,682	1,662	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2026-DSC1		MSRM 2026-DSC1 B2	6.84%	1/25/2071	USD	1,909	1,854	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2026-DSC1		MSRM 2026-DSC1 B3	6.84%	1/25/2071	USD	1,003	915	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2026-DSC1		MSRM 2026-DSC1 XS	1.85%	1/25/2071	USD	63,084	3,444	(b) (e) (g)

Non-Qualified Mortgage - 6.3%
MOO Securitization Trust 2026-RM2		MOOST 2026-RM2 M1	4.75%	6/25/2066	USD	460	424	(e) (g)
MOO Securitization Trust 2026-RM2		MOOST 2026-RM2 M2	4.75%	6/25/2066	USD	313	275	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-HX1		MSRM 2025-HX1 AIOS	0.33%	3/25/2070	USD	38,131	145	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-HX1		MSRM 2025-HX1 B1	7.23%	3/25/2070	USD	1,124	1,128	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-HX1		MSRM 2025-HX1 B2	7.23%	3/25/2070	USD	1,248	1,230	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-HX1		MSRM 2025-HX1 B3	7.23%	3/25/2070	USD	824	802	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-HX1		MSRM 2025-HX1 XS	1.05%	3/25/2070	USD	38,131	1,239	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM6		MSRM 2025-NQM6 AIOS	0.33%	7/25/2070	USD	65,319	281	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM6		MSRM 2025-NQM6 B1	6.65%	7/25/2070	USD	1,577	1,568	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM6		MSRM 2025-NQM6 B2	7.18%	7/25/2070	USD	1,826	1,793	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM6		MSRM 2025-NQM6 B3	7.18%	7/25/2070	USD	1,038	1,006	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM6		MSRM 2025-NQM6 XS	1.81%	7/25/2070	USD	65,319	2,992	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9		MSRM 2025-NQM9 AIOS	0.33%	9/25/2070	USD	71,873	374	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9		MSRM 2025-NQM9 B1	6.56%	9/25/2070	USD	1,336	1,325	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9		MSRM 2025-NQM9 B2	6.97%	9/25/2070	USD	1,294	1,266	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9		MSRM 2025-NQM9 B3	6.97%	9/25/2070	USD	835	767	(b) (e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9		MSRM 2025-NQM9 XS	1.80%	9/25/2070	USD	71,873	3,292	(b) (e) (g)
Santander Mortgage Asset Receivable Trust 2025-NQM1		SAN 2025-NQM1 AIOS	0.42%	1/25/2065	USD	36,699	195	(b) (e) (g)
Santander Mortgage Asset Receivable Trust 2025-NQM1		SAN 2025-NQM1 B2	7.29%	1/25/2065	USD	757	728	(b) (e) (g)
Santander Mortgage Asset Receivable Trust 2025-NQM1		SAN 2025-NQM1 B3	7.29%	1/25/2065	USD	781	732	(b) (e) (g)
Santander Mortgage Asset Receivable Trust 2025-NQM1		SAN 2025-NQM1 XS	1.38%	1/25/2065	USD	36,699	1,273	(b) (e) (g)
Santander Mortgage Asset Receivable Trust 2025-NQM4		SAN 2025-NQM4 AIOS	0.42%	7/25/2065	USD	64,852	350	(b) (e) (g)
Santander Mortgage Asset Receivable Trust 2025-NQM4		SAN 2025-NQM4 B1	7.05%	7/25/2065	USD	2,395	2,388	(b) (e) (g)
Santander Mortgage Asset Receivable Trust 2025-NQM4		SAN 2025-NQM4 B2	7.05%	7/25/2065	USD	2,015	1,966	(b) (e) (g)
Santander Mortgage Asset Receivable Trust 2025-NQM4		SAN 2025-NQM4 B3	7.05%	7/25/2065	USD	1,255	1,208	(b) (e) (g)
Santander Mortgage Asset Receivable Trust 2025-NQM4		SAN 2025-NQM4 XS	1.55%	7/25/2065	USD	64,852	2,315	(b) (e) (g)

Rooftop Solar Lease - 6.12%
Sunrun Bacchus Issuer 2025-1 LLC		SUNRN 2025-1A A2B	6.41%	4/30/2060	USD	8,283	8,207	(e)
SunStrong Issuer 2025-1 LLC		STRONG 2025-1 A1	5.95%	12/28/2055	USD	9,476	9,259	(e)
SunStrong Issuer 2025-1 LLC		STRONG 2025-1 A2	5.95%	12/28/2055	USD	7,878	7,697	(e)
TIP Solar ABS 2025 Issuer LLC		TIP 2025-1A A	6.42%	10/25/2055	USD	5,039	4,996	(e)

Small and Medium-Sized Enterprises Long Term - 0.27%
NALP Business Loan Trust 2026-1		NALP 2026-1 A	5.72%	6/26/2051	USD	1,365	1,348	(e)

Student Loans - 0.22%
Laurel Road Prime Student Loan Trust 2017-B		DRB 2017-B R	7.50%	8/25/2042	USD	1	1,104	(b) (e)

Timeshare - 1.23%
Hilton Grand Vacations Trust 2026-1		HGVT 2026-1A D	7.21%	2/25/2043	USD	6,011	6,056	(e)
TOTAL ASSET-BACKED SECURITIES (Amortized cost $187,257)							$184,897

Issuer		Asset	Reference Rate & Spread	Maturity Date	Currency	Shares	Fair Value	Footnotes
Equities & Other Investments - 35%

Aerospace & Defense - 0.1%
Ultra Electronics Holdings Ltd		Private Equity			USD	43,729	$330	(a) (b)
Ultra Electronics Holdings Ltd		Private Equity			USD	2,315,644	175	(a) (b)

Auto Loan - 6.32%
Global Lending Services LLC		Private Equity			USD	168,518	300	(a) (j)
Harley-Davidson Financial Services Inc		Private Equity			USD	14,586,144	14,680	(a) (j)
Harley-Davidson Financial Services Inc		Private Equity			USD	1,102,297	1,161	(a) (j)
Harley-Davidson Financial Services Inc		Private Equity			USD	3,280,527	3,459	(a) (j)
Santander Consumer Bank AS		Private Equity			NOK	107,770,645	11,475	(e) (j)
Vehicle Secured Funding Trust		Private Equity			USD	100,279	80	(a) (j)

Aviation Leasing - 7.27%
Altitude II		Private Equity			USD	729,429	802	(a) (j)
Altitude III		Private Equity			USD	481,994	482	(a) (j)
KSC I Aircraft LP		Private Equity			USD	34,310,502	34,563	(a) (j)

Aviation Lending - 0.02%
Bond Aviation Holdings LLC		Private Equity			USD	51,718	82	(a) (j)

Aviation Lending - 0%
Multi-Color Corp		Common Stock			USD	51	4

Commodity Chemicals - 0.12%
SI Group Inc		Common Stock			USD	50,524	596	(a) (b)

Containers - 0.03%
Galaxy Container		Private Equity			USD	153,258	143	(a) (j)

Credit Cards - 1.14%
Newday Group Jersey Ltd		Private Equity			GBP	2,728,120	5,640	(a) (j)

Diversified Financial Services - 0.03%
Kestra Financial Inc		12.00% 12/2031 Pref Equity			USD	123	123	(a) (b) (c)

Diversified Metals & Mining - 0.01%
Foresight Energy LLC		Common Stock			USD	17,979	73	(a) (b)

Diversified Support Services - 0.02%
Magna Legal Services LLC		Common Stock			USD	618	116	(a) (b)

Environmental & Facilities Services - 0.38%
48Forty Solutions LLC		Common Stock			USD	440	—	(a) (b)
48Forty Solutions LLC		Preferred Stock			USD	440	1,861	(a) (b)

Food Distributors - 0.01%
Lipari Foods LLC		Common Stock			USD	76,371	52	(a) (b)

Health Care Facilities - 0%
Quorum Health Corp		Trade Claim			USD	212,000	13	(a) (b)

Health Care Services - 0.18%
Affordable Care Inc		Common Stock			USD	1,790	853	(a) (b)
Affordable Care Inc		Common Stock Class B			USD	68	32	(a) (b)
AVE Holdings I Corp		11.500% 12/2059 Pref Equity		12/31/2059	USD	298	—	(a) (b) (c) (d)
MB2 Dental Solutions LLC		Warrants 08/15/2031		8/15/2031	USD	21,438	7	(a) (b)

Health Care Technology - 2.55%
athenahealth Inc		10.750% Pref Equity			USD	7,898	12,569	(a) (b) (c)

Human Resource & Employment Services - 0%
SIRVA Worldwide Inc		15.250% 08/2030 Pref Equity (Class A)		8/20/2030	USD	490	—	(a) (b) (d)
SIRVA Worldwide Inc		15.250% 08/2030 Pref Equity (Class B)		8/20/2030	USD	15	—	(a) (b) (d)
SIRVA Worldwide Inc		Common Stock (Class A)			USD	2,131	—	(a) (b)
SIRVA Worldwide Inc		Common Stock (Class B)			USD	1,646	—	(a) (b)

Life & Health Insurance - 0.27%
Kilter Finance 2.0		Common Stock			USD	1,291,559	1,330	(a) (b) (j)

Other Residential Assets - 3.5%
GHY Impact Capital		Common Stock			USD	210,816	211	(a) (b)
GHY Impact Capital		Private Equity			USD	327,000	327	(a) (b) (j)
Sunshine Mortgage Funding 1 PLC		Private Equity			GBP	12,404,360	16,731	(a)

Property & Casualty Insurance - 0%
Alacrity Solutions Group LLC		8.000% Perp Pref Equity			USD	674	—	(b) (c) (d) (e)
Alacrity Solutions Group LLC		Common Stock			USD	630	—	(b) (e)

Residential Transition Loans - 0.09%
Vontive Inc		Preferred Stock			USD	455,043	455	(a) (b)

Shipping Lending - 0.02%
Australis Maritime II		Private Equity			USD	113,252	118	(a) (j)

Single Family Rental - 0.26%
Avenue One PropCo		Private Equity			USD	2,552,643	463	(a) (j)
Pretium Partners LLC P2		Private Equity			USD	806,409	819	(a) (j)

Small Balance / Commercial - 5.28%
Orange Maple 2025-2 DAC		Private Equity			EUR	22,309,000	26,027	(a) (j)

Small and Medium-Sized Enterprises Long Term - 0.09%
TDC LLP		8.000% 06/2049 Pref Equity		6/1/2049	GBP	302,903	414	(a) (b)
TDC LLP		Private Equity			GBP	10,445	14	(a) (j)

Solar Loan - 0%
SunPower Financial		Private Equity			USD	24,478	23	(a) (j)

Specialty Chemicals - 4.06%
Flexsys Holdings Inc		Private Equity (Hercules Aggregator LP)			USD	19,803,066	20,024	(a) (j)

Student Loans - 0.35%
Discover Financial Services		Private Equity			USD	396,444	376	(a) (j)
Sallie Mae Levered		Private Equity			USD	1,503,275	1,362	(a) (j)

Transportation/Equipment - 0.02%
Auxilior Capital Partners Inc		14.500% 04/2030 Pref Equity		4/30/2030	USD	1	100	(a) (b) (c)

Unsecured Consumer - 2.87%
PayPal Danube 2		Private Equity			EUR	9,805,847	11,621	(a) (j)
PayPal Danube 2		Private Equity			GBP	789,203	1,093	(a) (j)
SKP German Bank		Private Equity			EUR	1,223,450	1,428	(a) (j)
TOTAL EQUITY & OTHER INVESTMENTS (Cost $177,307)							$172,607
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS (Cost $602,285) - 119.96%							$591,596
Equity Investment-0.98%
Muskoka JV LLC		Private Equity			USD	5,000	4,812	(a) (j)
TOTAL INVESTMENTS IN AFFILIATES (Cost $5,000) - 0.98%							$4,812
TOTAL INVESTMENTS (Cost $607,285) - 120.94%							$596,408

Money Market Funds - 3.16%
BlackRock Liquidity FedFund		Institutional			USD	15,574,648	15,575	(i)
TOTAL MONEY MARKET FUNDS (Cost $15,575)							$15,575

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUNDS (Cost $622,860) - 124.09%							$611,983
LIABILITIES EXCEEDING OTHER ASSETS, NET - (24.09%)							(118,811)
NET ASSETS - 100.00%							$493,172

Currency Purchased		Currency Sold		Counterparty	Settlement Date		Unrealized Appreciation (Depreciation)
Forward Foreign Currency Contracts
USD	34,294	EUR	29,864	Goldman, Sachs & Co.	10/15/2026		(250)
USD	27,875	EUR	24,290	Nomura	10/15/2026		(221)
USD	12,220	NOK	121,131	Goldman, Sachs & Co.	10/15/2026		(546)
USD	16,643	GBP	12,500	Nomura	10/15/2026		(204)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS							$(1,221)

The following table presents certain information with respect to investments in affiliates for the quarter ended July 31, 2026:

Issuer	Shares Outstanding	Fair Value at April 30, 2026	Gross Additions(k)	Gross Reductions(l)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Dividends	Fair Value at July 31, 2026
Muskoka JV LLC	5,000	4,606	—	—	—	206	—	4,812

TL	Term loan
DD	Delayed draw term loan
1L	First lien
2L	Second lien
BBSW	Bank Bill Swap Rate as of July 31, 2026 was 4.32%.
BBSY	Bank Bill Swap Reference Bid Rate as of July 31, 2026 was 4.37%.
EURIBOR	Euro Interbank Offered Rate as of July 31, 2026 was 2.21%.
SOFR	Secured Overnight Financing Rate as of July 31, 2026 was 3.66%.
SONIA	Sterling Overnight Index Average as of July 31, 2026 was 3.74%.
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(d)	Non-income producing security.
(e)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. As of July 31, 2026, the aggregate fair value of these securities was approximately $283.2 million, representing approximately 57.42% of the Fund's net assets.
(f)	Investment is an unfunded or partially funded commitment.
(g)	Variable rate securities. The effective rate shown is based on the latest available information as of July 31, 2026. Certain variable rate securities are based on a published reference rate and spread. Interest rates for certain variable rate securities are determined by the issuer, or agent, and are based on current market conditions, and these securities do not indicate a reference rate and spread in their description.
(h)	Not used.
(i)	The money market fund's average 7-day yield as of July 31, 2026 was 3.55%
(j)	Investments valued using net asset value as a practical expedient.
(k)	Gross additions reflect the aggregate increase in the investment’s cost basis resulting from capital and in-kind contributions.
(l)	Gross reductions reflects the aggregate decrease in cost basis of investments resulting from redemptions.

The following are the details of the restricted securities held by the Fund:

Issuer	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets
Equity & Other Investments
Ultra Electronics Holdings Ltd	Private Equity	43,729	$—	$330	9/8/2022	0.07%
Ultra Electronics Holdings Ltd	Private Equity	2,315,644	23	175	8/2/2022	0.04%
Global Lending Services LLC	Private Equity	168,518	169	300	8/5/2024	0.06%
Harley-Davidson Financial Services Inc	Private Equity	14,586,144	14,586	14,680	10/30/2025	2.98%
Harley-Davidson Financial Services Inc	Private Equity	1,102,297	1,102	1,161	10/30/2025	0.24%
Harley-Davidson Financial Services Inc	Private Equity	3,280,527	3,281	3,459	8/8/2025	0.70%
Vehicle Secured Funding Trust	Private Equity	100,279	100	80	6/26/2024	0.02%
Altitude II	Private Equity	729,429	729	802	11/16/2022	0.16%
Altitude III	Private Equity	481,994	482	482	6/18/2026	0.10%
KSC I Aircraft LP	Private Equity	34,310,502	34,311	34,563	10/21/2025	7.01%
Bond Aviation Holdings LLC	Private Equity	51,718	52	82	10/20/2025	0.02%
SI Group Inc	Common Stock	50,524	5,921	596	12/23/2025	0.12%
Galaxy Container	Private Equity	153,258	153	143	11/21/2025	0.03%
Newday Group Jersey Ltd	Private Equity	2,728,120	3,639	5,640	11/14/2025	1.14%
Kestra Financial Inc	12.00% 12/2031 Pref Equity	123	123	123	2/3/2025	0.02%
Foresight Energy LLC	Common Stock	17,979	205	73	6/30/2020	0.01%
Magna Legal Services LLC	Common Stock	618	62	116	11/22/2022	0.02%
48Forty Solutions LLC	Common Stock	440	43	-	1/14/2026	0.00%
48Forty Solutions LLC	Preferred Stock	440	4,904	1,861	1/14/2026	0.38%
Lipari Foods LLC	Common Stock	76,371	77	52	12/30/2022	0.01%
Quorum Health Corp	Trade Claim	212,000	86	13	7/7/2020	0.00%
Affordable Care Inc	Common Stock	1,790	856	853	6/29/2026	0.17%
Affordable Care Inc	Common Stock Class B	68	33	32	6/29/2026	0.01%
AVE Holdings I Corp	11.500% 12/2059 Pref Equity	298	289	-	2/25/2022	0.00%
MB2 Dental Solutions LLC	Warrants 08/15/2031	21,438	10	7	11/14/2024	0.00%
athenahealth Inc	10.750% Pref Equity	7,898	8,983	12,569	9/29/2025	2.55%
SIRVA Worldwide Inc	15.250% 08/2030 Pref Equity (Class A)	490	486	-	8/20/2024	0.00%
SIRVA Worldwide Inc	15.250% 08/2030 Pref Equity (Class B)	15	7	-	8/20/2024	0.00%
SIRVA Worldwide Inc	Common Stock (Class A)	2,131	6	-	8/20/2024	0.00%
SIRVA Worldwide Inc	Common Stock (Class B)	1,646	2	-	8/20/2024	0.00%
Kilter Finance 2.0	Common Stock	1,291,559	1,292	1,330	1/27/2026	0.27%
GHY Impact Capital	Common Stock	210,816	211	211	5/19/2026	0.04%
GHY Impact Capital	Private Equity	327,000	327	327	5/19/2026	0.07%
Sunshine Mortgage Funding 1 PLC	Private Equity	12,404,360	16,557	16,731	7/29/2026	3.39%
Vontive Inc	Preferred Stock	455,043	455	455	7/24/2026	0.09%
Australis Maritime II	Private Equity	113,252	113	118	5/30/2023	0.02%
Avenue One PropCo	Private Equity	2,552,643	2,607	463	3/15/2024	0.09%
Pretium Partners LLC P2	Private Equity	806,409	790	819	12/16/2021	0.17%
Orange Maple 2025-2 DAC	Private Equity	22,309,000	25,836	26,027	11/18/2025	5.28%
TDC LLP	8.000% 06/2049 Pref Equity	302,903	392	414	11/28/2023	0.08%
TDC LLP	Private Equity	10,445	13	14	6/29/2023	0.00%
SunPower Financial	Private Equity	24,478	24	23	6/7/2023	0.00%
Flexsys Holdings Inc	Private Equity (Hercules Aggregator LP)	19,803,066	19,803	20,024	4/20/2026	4.06%
Discover Financial Services	Private Equity	396,444	396	376	10/4/2024	0.08%
Sallie Mae Levered	Private Equity	1,503,275	1,503	1,362	11/26/2025	0.28%
Auxilior Capital Partners Inc	14.500% 04/2030 Pref Equity	1	100	100	4/30/2024	0.02%
PayPal Danube 2	Private Equity	9,805,847	11,389	11,621	11/14/2025	2.36%
PayPal Danube 2	Private Equity	789,203	1,043	1,093	11/14/2025	0.22%
SKP German Bank	Private Equity	1,223,450	1,436	1,428	12/17/2025	0.29%
Muskoka JV LLC	Private Equity	5,000	5,000	4,812	1/28/2026	0.98%
Total			$170,007	$165,940		33.65%